Income Taxes (Detail) - A reconciliation of the provision for income taxes (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Provision for income taxes at federal statutory rate			$ (2,787,359)	$ (4,460,063)
Federal research and development tax credits			(94,794)	(160,003)
Expenses not deductible, income not taxable			(473,203)	(2,705,607)
Foreign loss taxed at lower rates			164,828	232,280
Change in federal valuation allowance			3,169,075	7,120,640
Provision for income taxes	$ 3,712	$ 14,075	$ (21,453)	$ 27,247